Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Advances from Federal Home Loan Bank
(6)	Advances from Federal Home Loan Bank:

Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2017		2016
Types of Advances	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Fixed-rate	$23,000	1.57%	$11,000	1.04%

Scheduled maturities of FHLB advances as of December 31, 2017, are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2018	$6,000	1.18%
2019 2020	7,000 10,000	1.55 1.83	% %

Total	$23,000	1.57%

The Bank has an approved line of credit of $30 million at the FHLB of Cincinnati, which is secured by a blanket agreement to maintain residential first mortgage loans and non-residential real estate loans with a principal value of 125% of the outstanding advances and has a variable interest rate. At December 31, 2017, the Bank could borrow an additional $49.1 million from the FHLB of Cincinnati without pledging additional collateral. At December 31, 2017, the Bank has an additional $9.9 million in additional collateral that could be pledged to the FHLB to secure additional advance requirements. The Bank has a $12.0 million unsecured line of credit with BBVA Compass Bank of Birmingham, Alabama. The Company’s overnight lines of credit with both the Federal Home Loan Bank of Cincinnati and Compass Bank had no balance at December 31, 2017.